Remuneration of Auditors (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Auditors Remuneration Text Block Abstract
Schedule of remuneration of auditors
	Consolidated	Consolidated
	2022	2021
	$	$
Audit or review of the financial reports of the company
Amounts received & receivable by the auditor:
Audit services – PKF Brisbane Audit	85,000	-
Audit services – HLB Mann Judd	23,138	37,785
Audit services – Withum Smith & Brown (US auditor)	357,208	287,975
Other services – Withum Smith & Brown (US auditor)	-	-
	465,346	325,760

	Consolidated
	Year Ended 30 June 2021	Year Ended 30 June 2020
Audit or review of the financial reports of the Company
Amounts received & receivable by the auditor:
Audit services – HLB Mann Judd	$37,785	$37,000
Audit services – Withum Smith & Brown (US auditor)	287,975	—
Total	$325,760	$37,000